SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Origination and servicing expense, Sales and marketing expenses, Government grant and Value added taxes (VAT) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information
Cash reward	¥ 2,400	¥ 6,000	¥ 12,200
Advertising and marketing related expenses	2,184,164	1,443,261	1,693,585
Government grants received	¥ 224,665	¥ 112,564	¥ 189,930
Consolidated Trusts
Product Information
VAT rate (as a percent)	3.00%
Other Entities
Product Information
VAT rate (as a percent)	6.00%